Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information
Segment Information
11.	Segment Information

Segment information is presented in accordance with a "management approach," which designates the internal reporting used by the chief operating decision-maker for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of "Headquarters" in the tables below.

The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA. EBITDA is defined as earnings before interest, taxes, depreciation and amortization. Adjusted EBITDA, which is a measure defined in the Company's credit agreements, means EBITDA adjusted for certain items which are described in the reconciliation table below. Management evaluates the performance of each segment on the basis of Adjusted EBITDA as the primary metric for measuring segment profitability. Management believes that EBITDA and Adjusted EBITDA, both non-GAAP financial measures, represent a useful measure for evaluating the Company's performance because it reflects earnings trends without the impact of certain non-cash related expenses or income. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.

Analysts, investors and rating agencies frequently use EBITDA for performance measurement purposes, but the Company's presentation of EBITDA is not necessarily comparable to other similarly titled measures because of potential inconsistencies in the method of calculation. EBITDA is not intended as an alternative to net income (loss) as an indicator of the Company's operating performance, or as an alternative to any other measure of performance calculated in conformity with GAAP. Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.

Selected Segment Financial Information

The following table presents information about the Company's segments for the three and six months ended June 30, 2011 and 2010:

(in millions)	Corporate	Public	Other	Headquarters	Total
Three Months Ended June 30, 2011:
Net sales	$1,338.4	$951.2	$122.5	$—	$2,412.1
Income (loss) from operations	87.7	61.0	4.4	(24.9)	128.2
Adjusted EBITDA	118.1	75.8	6.6	(13.0)	187.5
Amortization expense	(23.4)	(10.9)	(0.8)	(8.2)	(43.3)

Three Months Ended June 30, 2010:
Net sales	$1,193.4	$930.9	$99.0	$—	$2,223.3
Income (loss) from operations	66.5	55.1	3.9	(29.9)	95.6
Adjusted EBITDA	97.8	70.6	6.4	(15.7)	159.1
Amortization expense	(23.4)	(10.8)	(0.7)	(7.8)	(42.7)

Six Months Ended June 30, 2011:
Net sales	$2,617.7	$1,675.1	$248.9	$—	$4,541.7
Income (loss) from operations	166.0	98.1	8.0	(52.2)	219.9
Adjusted EBITDA	227.6	127.8	12.4	(24.8)	343.0
Amortization expense	(46.9)	(21.7)	(1.6)	(16.1)	(86.3)

Six Months Ended June 30, 2010:
Net sales	$2,310.1	$1,651.2	$196.1	$—	$4,157.4
Income (loss) from operations	125.4	89.2	7.0	(54.7)	166.9
Adjusted EBITDA	187.9	119.7	12.0	(27.3)	292.3
Amortization expense	(46.9)	(21.7)	(1.5)	(15.3)	(85.4)

The following table presents a reconciliation of total Adjusted EBITDA to total loss before income taxes for the three and six months ended June 30, 2011 and 2010:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Adjusted EBITDA	$187.5	$159.1	$343.0	$292.3
Adjustments to reconcile Adjusted EBITDA to loss before income taxes:
Depreciation and amortization	(50.8)	(52.7)	(102.4)	(105.1)
Interest expense, net	(65.7)	(106.4)	(157.8)	(183.5)
Non-cash equity-based compensation	(4.1)	(4.1)	(8.1)	(8.4)
Sponsor fee	(1.3)	(1.3)	(2.5)	(2.5)
Consulting and debt-related professional fees	(0.1)	(2.9)	(4.1)	(5.6)
Net (loss) gain on extinguishments of long-term debt	(115.7)	—	(118.9)	9.2
Other adjustments (1)	(3.0)	(2.6)	(5.5)	(3.7)

Loss before income taxes	$(53.2)	$(10.9)	$(56.3)	$(7.3)

(1)	Other adjustments include certain severance and retention costs and equity investment losses.

18.	Segment Information

Segment information is presented in accordance with a "management approach," which designates the internal reporting used by management for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments, and costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of "Headquarters" in the tables below.

The accounting policies of the segments are the same as those described in Note 1. The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA. EBITDA is defined as earnings before interest, taxes, depreciation and amortization. Adjusted EBITDA, which is a measure defined in the Company's credit agreements, means EBITDA adjusted for certain items which are described in the reconciliation table below. Management evaluates the performance of each segment on the basis of Adjusted EBITDA as the primary metric for measuring segment profitability. Management believes that EBITDA and Adjusted EBITDA, both non-GAAP financial measures, represent a useful measure for evaluating the Company's performance because it reflects earnings trends without the impact of certain non-cash related expenses or income. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.

Analysts, investors and rating agencies frequently use EBITDA for performance measurement purposes, but the Company's presentation of EBITDA is not necessarily comparable to other similarly titled measures because of potential inconsistencies in the method of calculation. EBITDA is not intended as an alternative to net income (loss) as an indicator of the Company's operating performance, or as an alternative to any other measure of performance calculated in conformity with GAAP. Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.

Selected Segment Financial Information

The following table presents information about the Company's segments for the years ended December 31, 2010, 2009 and 2008:

(in millions)	Corporate	Public	Other	Headquarters	Total

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Adjusted EBITDA	378.1	252.5	23.7	(52.5)	601.8
Amortization expense	(93.9)	(43.4)	(3.1)	(30.7)	(171.1)

2009:
Net sales	$3,818.2	$3,035.5	$308.9	$—	$7,162.6
Income (loss) from operations	(56.7)	150.7	(23.2)	(102.7)	(31.9)
Adjusted EBITDA	280.7	213.4	14.8	(43.5)	465.4
Amortization expense	(93.9)	(43.4)	(3.1)	(31.8)	(172.2)

2008:
Net sales	$4,852.2	$2,894.7	$324.3	$—	$8,071.2
Income (loss) from operations	(1,104.2)	(216.4)	10.2	(76.7)	(1,387.1)
Adjusted EBITDA	381.1	198.6	21.8	(30.9)	570.6
Amortization expense	(93.4)	(45.5)	(6.4)	(30.6)	(175.9)

The following table presents a reconciliation of total Adjusted EBITDA to total loss before income taxes for the years ended December 31, 2010, 2009 and 2008:

(in millions)	Years Ended December 31,
	2010	2009	2008
Adjusted EBITDA	$601.8	$465.4	$570.6
Adjustments to reconcile Adjusted EBITDA to loss before income taxes:
Depreciation and amortization	(209.4)	(218.2)	(218.4)
Interest expense, net	(391.9)	(431.7)	(390.3)
Goodwill impairment	—	(241.8)	(1,712.0)
Non-cash equity-based compensation	(11.5)	(15.9)	(17.8)
Sponsor fee	(5.0)	(5.0)	(5.0)
Consulting and debt-related professional fees	(15.1)	(14.1)	(4.3)
Net gain on extinguishments of long-term debt	2.0	—	—
Other adjustments (1)	(7.9)	0.1	—

Loss before income taxes	$(37.0)	$(461.2)	$(1,777.2)

(1)

Other adjustments include certain severance and retention costs, equity investment gains and losses and the gain related to the sale of Informacast software and equipment in 2009, as described in Note 15.

Major Customers, Geographic Areas, and Product Mix

No single customer other than the federal government accounted for more than 10% of total net sales in 2010 and 2009. Net sales to the federal government in 2010 and 2009 were $967.8 million, or 11.0% of total net sales, and $902.6 million, or 12.6% of total net sales, respectively. No single customer accounted for more than 10% of total net sales during 2008. During 2010, 2009 and 2008, approximately 3% of the Company's total net sales were to customers outside of the U.S., primarily in Canada. As of December 31, 2010 and 2009, approximately 1% of the Company's long-lived assets were located outside of the U.S.

The following table presents net sales by major category for the years ended December 31, 2010, 2009 and 2008. Categories are based upon internal classifications. Amounts for the years ended December 31, 2009 and 2008 have been reclassified for certain changes in individual product classifications.

	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales

Hardware:
NetComm Products	$1,240.0	14.1%	$953.5	13.3%	$1,081.5	13.4%
Notebook/Mobile Devices	1,142.7	13.0	831.7	11.6	970.2	12.0
Data Storage/Drives	836.2	9.5	787.8	11.0	821.4	10.2
Other Hardware	3,703.9	42.1	3,029.0	42.3	3,499.0	43.4

Total Hardware	$6,922.8	78.7%	$5,602.0	78.2%	$6,372.1	79.0%

Software	$1,608.8	18.3%	$1,295.7	18.1%	$1,396.4	17.3%

Services	$206.0	2.3%	$184.6	2.6%	$203.9	2.5%

Other (1)	$63.6	0.7%	$80.3	1.1%	$98.8	1.2%

Total net sales	$8,801.2	100.0%	$7,162.6	100.0%	$8,071.2	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.